Operating Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Operating Leases Details
Rent expense	$ 1,642	$ 2,057	$ 1,440